Life insurance assets and life insurance liabilities - Liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of movements in policy liabilities
Life insurance liabilities, opening balance	$ 7,597	$ 9,019
Movements in policy liabilities reflected in the income statement	516	698
Contract contributions recognised in policy liabilities	898	738
Contract withdrawals recognised in policy liabilities	(1,218)	(1,115)
Contract fees, expenses and tax recoveries	(73)	(104)
Change in external unit holders of managed investment schemes	(343)	(1,639)
Life insurance liabilities, ending balance	7,377	7,597
Life Investment Contracts
Reconciliation of movements in policy liabilities
Life insurance liabilities, opening balance	8,438	9,854
Movements in policy liabilities reflected in the income statement	504	704
Contract contributions recognised in policy liabilities	898	738
Contract withdrawals recognised in policy liabilities	(1,218)	(1,115)
Contract fees, expenses and tax recoveries	(73)	(104)
Change in external unit holders of managed investment schemes	(343)	(1,639)
Life insurance liabilities, ending balance	8,206	8,438
Life insurance
Reconciliation of movements in policy liabilities
Life insurance liabilities, opening balance	(841)	(835)
Movements in policy liabilities reflected in the income statement	12	(6)
Life insurance liabilities, ending balance	(829)	(841)
Parent Entity
Reconciliation of movements in policy liabilities
Life insurance liabilities, opening balance	0
Life insurance liabilities, ending balance	$ 0	$ 0